Financial Instruments - Financial instruments measured at fair value (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Financial assets measured at fair value through profit or loss
Money market fund	$ 7,799
Equity securities-unlisted company	13,966	$ 13,500
Subtotal	21,765	13,500
Financial assets measured at fair value through other comprehensive income
Equity securities-unlisted company	742	709
Total	22,507	14,209
Level 1 [Member]
Financial assets measured at fair value through profit or loss
Money market fund	7,799
Equity securities-unlisted company	0	0
Subtotal	7,799	0
Financial assets measured at fair value through other comprehensive income
Equity securities-unlisted company	0	0
Total	7,799	0
Level 2 [Member]
Financial assets measured at fair value through profit or loss
Money market fund	0
Equity securities-unlisted company	0	0
Subtotal	0	0
Financial assets measured at fair value through other comprehensive income
Equity securities-unlisted company	0	0
Total	0	0
Level 3 [Member]
Financial assets measured at fair value through profit or loss
Equity securities-unlisted company	13,966	13,500
Subtotal	13,966	13,500
Financial assets measured at fair value through other comprehensive income
Equity securities-unlisted company	742	709
Total	$ 14,708	$ 14,209